Related Party Debt and Transactions 3M (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Mar. 31, 2015	Mar. 31, 2014
Due to related parties	$ 6,141		$ 6,067	$ 36,000
Loans and interest received (repaid) from/to related parties	(31,000)	$ 74	(29,933)	40,500
Interest expense, related party	(74)		(67)	0
Sale Agmt
Cancellation of loans	28,818		28,818
CEO
Loan from related party	5,000		5,000	36,000
Repayment of loans to related parties	41,000		41,000
Shareholder
Loan from related party	6,000		$ 6,000
Interest Rate			8.00%
Interest expense, related party	$ (67)		$ (67)
Employment Agmt
Date of Agreement	Sep. 06, 2013		Sep. 06, 2013
Term of Agreement	2 years		2 years
Annual Compensation	$ 275,000		$ 275,000
Options to purchase	3,000,240		3,000,240
Options to purchase, exercise price	$ 0.02		$ 0.02
Bonus	$ 68,750		$ 68,750
Earnings	68,751	$ 75,711	275,000	229,167
Accrued Earnings	$ 192,113		$ 154,062	$ 129,717